SCHEDULE OF ACCOUNTS PAYABLE - RELATED PARTIES (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Related Party Transaction [Line Items]
Accounts payable - related parties	$ 208,767
Wuhan Huiyu [Member]
Related Party Transaction [Line Items]
Accounts payable - related parties	35,052
Shanghai Dongying [Member]
Related Party Transaction [Line Items]
Accounts payable - related parties	173,715
Related Party [Member]
Related Party Transaction [Line Items]
Accounts payable - related parties	$ 208,767